Property, IT and Equipment	12 Months Ended
Dec. 31, 2019
Property IT and Equipment [Abstract]
PROPERTY, IT AND EQUIPMENT
12.	PROPERTY, IT AND EQUIPMENT

Details of the Groups property, IT and equipment are as follows:

$000	Furniture and fixtures	IT equipment	Total

Cost
At 1 January 2018	15	31	46
Additions	-	-	-
Disposals	-	-	-
At 31 December 2018	15	31	46

Depreciation
At 1 January 2018	3	20	23
Charge in year	6	10	16
At 31 December 2018	9	30	39

Net Book Value as at 31 December 2018	6	1	7

$000	Furniture and fixtures	IT equipment	Total

Cost
At 1 January 2019	15	31	46
Additions	-	4	4
Disposals	-	-	-
At 31 December 2019	15	35	50

Depreciation
At 1 January 2019	9	30	39
Charge in year	3	2	5
At 31 December 2019	12	32	44

Net Book Value as at 31 December 2019	3	3	6